IFRS 7 Disclosure - Market Risk - Summary of Market Risk VaR and Market Risk SVaR (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	$ 23	$ 22
Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	3
Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	2
Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	47	13
Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	7	5
Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(18)	(17)
Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	65	28
Market risk Stressed VaR	86	85
Weighted average [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	33	19
Weighted average [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	4
Weighted average [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	3	2
Weighted average [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	54	14
Weighted average [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	5
Weighted average [member] | Risk diversification effect [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	(25)	(17)
Weighted average [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	74	27
Market risk Stressed VaR	109	106
Top of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	64	32
Top of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	6	13
Top of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	7	4
Top of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	178	19
Top of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	7	6
Top of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	232	45
Market risk Stressed VaR	228	161
Bottom of range [member] | Equity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	13	11
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	1	2
Bottom of range [member] | Commodity price risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	1	1
Bottom of range [member] | Interest rate risk [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	11	11
Bottom of range [member] | Credit specific [member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	4	4
Bottom of range [member] | Market Risk [Member]
Disclosure of Market Risk VAR [Line Items]
Market risk VaR	18	15
Market risk Stressed VaR	$ 49	$ 76